Operating expenses, net	12 Months Ended
Dec. 31, 2018
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of expenses by nature [text block]
18.	Operating expenses, net

This caption is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Exploration and advanced projects	62,643	51,694	49,580
Severance program	8,678	9,419	9,659
Cost of fixed assets sold	5,445	1,632	160
Income from fixed assets sold	(4,821)	(2,235)	(471)
Tax fine	3,954	-	-
Others, net	256	1,636	(1,468)
Write-off of fixed assets	-	1,368	14,036

	76,155	63,514	71,496